TRANSACTIONS - Joint Venture Agreement with Purepoint Uranium (Details)			12 Months Ended
	Jan. 14, 2025 CAD ($)	Oct. 21, 2024 CAD ($) project shares	Dec. 31, 2025
BASIS OF PRESENTATION
Ownership percentage in joint venture if exchange option exercised		50.00%
Purepoint Uranium
BASIS OF PRESENTATION
Number of projects | project		3
Ownership percentage in joint venture	50.00%	60.00%	50.00%
Ownership percentage in joint venture that can be exchanged in an option		10.00%
Number of marketable securities for exchange of ownership interest | shares		4,000,000
Decrease in carrying value upon exchange	$ 1,060,000
Addition option to purchase ownership interest in joint venture	1.00%
Consideration to purchase ownership interest exercising additional option	$ 2,000,000
Expiry Period	60 days
Threshold interest triggering relinquishment		10.00%
Percentage of NSR upon relinquishment of interest in joint operation		2.00%
Option to purchase percentage of NSR which is obtained upon relinquishment of interest in joint operation		1.00%
Consideration for purchase of NSR which is obtained upon relinquishment of interest in joint operation		$ 2,000,000
Purepoint Uranium | Purepoint Uranium
BASIS OF PRESENTATION
Ownership percentage in joint venture		40.00%